UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06203)

Exact name of registrant as specified in charter:	Putnam Discovery Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments:

Putnam Discovery Growth Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (91.9%)(a)
	Shares	Value

Advertising and Marketing Services (1.0%)
FTD Group, Inc.	314,266	$4,217,450
Omnicom Group, Inc.	33,800	1,493,284
		5,710,734

Aerospace and Defense (5.0%)
Alliant Techsystems, Inc. (NON) (S)	53,100	5,497,443
Boeing Co. (The)	47,100	3,502,827
Curtiss-Wright Corp. (S)	42,900	1,779,492
Goodrich Corp.	69,200	3,979,692
L-3 Communications Holdings, Inc.	72,100	7,883,414
Lockheed Martin Corp.	38,700	3,842,910
United Technologies Corp.	51,700	3,557,994
		30,043,772

Agriculture (0.6%)
Andersons, Inc. (The) (S)	83,200	3,711,552

Automotive (1.1%)
AutoZone, Inc. (NON)	34,100	3,881,603
BorgWarner, Inc. (S)	58,400	2,512,952
		6,394,555

Banking (0.4%)
U.S. Bancorp	74,800	2,420,528

Beverage (0.3%)
Pepsi Bottling Group, Inc. (The)	32,200	1,091,902
PepsiCo, Inc.	14,100	1,018,020
		2,109,922

Biotechnology (2.0%)
Amgen, Inc. (NON)	38,100	1,591,818
Amylin Pharmaceuticals, Inc. (NON) (S)	86,100	2,514,981
Applera Corp.- Applied Biosystems Group (S)	90,100	2,960,686
Biogen Idec, Inc. (NON)	22,600	1,394,194
Genzyme Corp. (NON)	19,100	1,423,714
Medicines Co. (NON)	115,500	2,333,100
		12,218,493

Building Materials (0.9%)
Sherwin-Williams Co. (The)	58,100	2,965,424
Stanley Works (The)	47,100	2,242,902
		5,208,326

Cable Television (0.9%)
Liberty Global, Inc. Class A (NON) (S)	153,400	5,227,872

Chemicals (1.7%)
Celanese Corp. Ser. A	9,700	378,785
Fertilizantes Fosfatados SA (Preference) (Brazil)	44,100	2,071,377
Monsanto Co.	15,700	1,750,550
Potash Corp. of Saskatchewan (Canada)	13,800	2,141,898
Sigma-Adrich Corp. (S)	35,100	2,093,715
Terra Industries, Inc. (NON)	44,800	1,591,744
		10,028,069

Coal (1.4%)
CONSOL Energy, Inc.	45,000	3,113,550
Massey Energy Co.	85,000	3,102,500
Patriot Coal Corp. (NON)	49,500	2,325,015
		8,541,065

Commercial and Consumer Services (1.2%)
Dun & Bradstreet Corp. (The)	16,544	1,346,351
Equifax, Inc.	110,400	3,806,592
Morningstar, Inc. (NON) (S)	29,700	1,822,095
Visa, Inc. Class A (NON)	8,520	531,307
		7,506,345

Communications Equipment (2.0%)
Cisco Systems, Inc. (NON) (S)	200,440	4,828,600
F5 Networks, Inc. (NON) (S)	126,700	2,302,139
Foundry Networks, Inc. (NON)	131,700	1,525,086
Harris Corp.	69,238	3,360,120
		12,015,945

Computers (4.4%)

ANSYS, Inc. (NON)	64,235	2,217,392
Apple Computer, Inc. (NON)	29,600	4,247,600
Commvault Sysytems, Inc. (NON)	197,782	2,452,497
Electronics for Imaging, Inc. (NON)	65,720	980,542
EMC Corp. (NON)	103,900	1,489,926
IBM Corp.	14,500	1,669,530
Jack Henry & Associates, Inc. (S)	107,100	2,642,157
National Instruments Corp.	99,300	2,595,702
NCR Corp. (NON)	147,800	3,374,274
NetApp, Inc. (NON)	26,700	535,335
Nuance Communications, Inc. (NON) (S)	142,700	2,484,407
Solera Holdings, Inc. (NON)	76,100	1,853,796
		26,543,158

Conglomerates (0.4%)
Danaher Corp.	14,000	1,064,420
Honeywell International, Inc.	17,000	959,140
Tyco International, Ltd. (Bermuda)	13,900	612,295
		2,635,855

Construction (0.7%)
Chicago Bridge & Iron Co., NV (Netherlands)	111,700	4,383,108

Consumer Finance (0.4%)
Capital One Financial Corp.	41,800	2,057,396
Mastercard, Inc. Class A	2,100	468,279
		2,525,675

Consumer Goods (1.2%)
Blyth Industries, Inc.	91,400	1,802,408
Procter & Gamble Co. (The)	67,100	4,701,697
Unilever NV (NY Shares) ADR (Netherlands)	19,100	644,243
		7,148,348

Electric Utilities (0.5%)
PNM Resources, Inc.	263,500	3,285,845

Electrical Equipment (0.3%)
Molex, Inc.	80,500	1,864,380

Electronics (3.5%)
Altera Corp.	173,900	3,204,977
Amphenol Corp. Class A	96,400	3,590,900
Analog Devices, Inc.	71,700	2,116,584
General Cable Corp. (NON)	25,200	1,488,564
Intel Corp.	183,700	3,890,766
National Semiconductor Corp.	46,200	846,384
Texas Instruments, Inc. (S)	57,600	1,628,352
Trimble Navigation, Ltd. (NON)	45,400	1,297,986
Xilinx, Inc. (S)	115,300	2,738,375
		20,802,888

Energy (5.8%)
BJ Services Co. (S)	93,600	2,668,536
Cameron International Corp. (NON)	142,300	5,925,372
Core Laboratories NV (Netherlands) (NON)	27,700	3,304,610
Dresser-Rand Group, Inc. (NON)	5,600	172,200
Dril-Quip, Inc. (NON)	67,100	3,118,137
FMC Technologies, Inc. (NON) (S)	111,900	6,365,991
Global Industries, Ltd. (NON)	21,300	342,717
Grant Prideco, Inc. (NON)	11,600	570,952
Halliburton Co. (S)	46,200	1,817,046
Hercules Offshore, Inc. (NON) (S)	175,700	4,413,584
National-Oilwell Varco, Inc. (NON) (S)	15,500	904,890
Oceaneering International, Inc. (NON)	33,400	2,104,200
Smith International, Inc.	49,700	3,192,231
		34,900,466

Energy (Other) (0.5%)
Compagnie Generale de Geophysique-Veritas SA ADR
(France) (NON)	60,547	2,997,682

Engineering & Construction (2.2%)
KBR, Inc.	162,000	4,492,260
McDermott International, Inc. (NON)	157,300	8,623,186
		13,115,446

Environmental (1.3%)
Foster Wheeler, Ltd. (NON)	136,200	7,711,644

Financial (1.4%)
Assurant, Inc.	18,700	1,138,082
Intercontinental Exchange, Inc. (NON)	24,000	3,132,000
Nasdaq OMX Group, Inc. (The) (NON)	104,490	4,039,583
		8,309,665

Food (0.8%)

Bunge, Ltd.	17,800	1,546,464
Cal-Maine Foods, Inc. (S)	41,600	1,388,608
Cosan, Ltd. Class A (Brazil) (NON) (S)	134,300	1,654,576
Sara Lee Corp.	30,600	427,788
		5,017,436

Forest Products and Packaging (0.7%)
Plum Creek Timber Company, Inc. (R)	107,900	4,391,530

Health Care Services (7.1%)
Aetna, Inc.	29,500	1,241,655
Amedisys, Inc. (NON) (S)	78,600	3,092,124
AmerisourceBergen Corp.	38,600	1,581,828
Cerner Corp. (NON)	62,100	2,315,088
Charles River Laboratories International, Inc. (NON)	66,300	3,907,722
DaVita, Inc. (NON) (S)	105,700	5,048,232
Express Scripts, Inc. (NON)	36,100	2,321,952
Health Net, Inc. (NON)	43,200	1,330,560
Henry Schein, Inc. (NON)	37,800	2,169,720
Humana, Inc. (NON)	14,000	628,040
IMS Health, Inc.	153,100	3,216,631
Laboratory Corp. of America Holdings (NON) (S)	74,200	5,467,056
Lincare Holdings, Inc. (NON)	110,800	3,114,588
Medco Health Solutions, Inc. (NON)	49,400	2,163,226
Pediatrix Medical Group, Inc. (NON)	32,900	2,217,460
UnitedHealth Group, Inc.	42,100	1,446,556
WellPoint, Inc. (NON)	34,500	1,522,485
		42,784,923

Insurance (0.5%)
American International Group, Inc.	45,400	1,963,550
Berkshire Hathaway, Inc. Class B (NON)	246	1,100,333
		3,063,883

Investment Banking/Brokerage (1.0%)
BlackRock, Inc.	5,500	1,122,990
Blackstone Group LP (The)	65,300	1,036,964
Goldman Sachs Group, Inc. (The)	15,050	2,489,120
T. Rowe Price Group, Inc.	21,200	1,060,000
		5,709,074

Machinery (2.3%)
AGCO Corp. (NON)	129,000	7,724,520
Caterpillar, Inc.	36,500	2,857,585
Joy Global, Inc.	17,800	1,159,848
Parker-Hannifin Corp.	16,350	1,132,565
Terex Corp. (NON)	12,200	762,500
		13,637,018

Manufacturing (0.5%)
Mettler-Toledo International, Inc. (NON)	32,300	3,136,976

Media (0.2%)
Walt Disney Co. (The)	36,550	1,146,939

Medical Technology (5.9%)
Becton, Dickinson and Co.	24,600	2,111,910
C.R. Bard, Inc.	70,100	6,757,640
Cepheid, Inc. (NON)	43,800	1,068,282
DENTSPLY International, Inc.	140,800	5,434,880
Hospira, Inc. (NON)	30,200	1,291,654
Kinetic Concepts, Inc. (NON)	79,680	3,683,606
Medtronic, Inc.	49,900	2,413,663
PerkinElmer, Inc. (S)	106,900	2,592,325
St. Jude Medical, Inc. (NON)	38,900	1,680,091
Varian Medical Systems, Inc. (NON)	73,600	3,447,424
Waters Corp. (NON)	53,900	3,002,230
West Pharmaceutical Services, Inc.	46,100	2,039,003
		35,522,708

Metals (5.2%)
AK Steel Holding Corp.	68,100	3,706,002
Cia de Minas Buenaventura SA ADR (Peru)	27,500	1,883,750
FNX Mining Co., Inc. (Canada) (NON)	68,500	1,919,546
Franco-Nevada Corp. (Canada) (NON)	105,200	2,072,075
Freeport-McMoRan Copper & Gold, Inc. Class B	14,800	1,424,056
Ivanhoe Mines Ltd. (Canada) (NON) (S)	264,200	2,726,544
PAN American Silver Corp. (Canada) (NON)	83,400	3,200,058
Southern Copper Corp. (S)	48,100	4,994,223
Steel Dynamics, Inc.	202,000	6,674,080
Yamana Gold, Inc. (Canada)	207,600	3,035,112
		31,635,446

Natural Gas Utilities (1.3%)
Equitable Resources, Inc.	97,000	5,713,300
Questar Corp.	40,900	2,313,304
		8,026,604

Oil & Gas (6.4%)
Chesapeake Energy Corp. (S)	76,000	3,507,400
Chevron Corp.	18,700	1,596,232
ConocoPhillips	42,200	3,216,062
Denbury Resources, Inc. (NON)	165,100	4,713,605
Devon Energy Corp.	17,200	1,794,476
Exxon Mobil Corp.	41,100	3,476,238
Helmerich & Payne, Inc.	76,200	3,571,494
Hess Corp.	16,000	1,410,880
Nabors Industries, Ltd. (Bermuda) (NON)	43,700	1,475,749
Occidental Petroleum Corp.	43,100	3,153,627
Patterson-UTI Energy, Inc.	85,455	2,237,212
Southwestern Energy Co. (NON)	151,700	5,110,773
Sunoco, Inc.	15,800	829,026
Tesoro Corp.	16,200	486,000
Valero Energy Corp.	38,400	1,885,824
		38,464,598

Pharmaceuticals (3.4%)
Cephalon, Inc. (NON)	91,300	5,879,720
Eli Lilly Co.	16,000	825,440
Endo Pharmaceuticals Holdings, Inc. (NON)	52,700	1,261,638
Forest Laboratories, Inc. (NON)	7,113	284,591
Johnson & Johnson	72,700	4,716,049
Merck & Co., Inc.	83,200	3,157,440
Schering-Plough Corp.	45,300	652,773
Watson Pharmaceuticals, Inc. (NON)	105,100	3,081,532
Wyeth	19,600	818,496
		20,677,679

Power Producers (0.2%)
AES Corp. (The) (NON)	55,000	916,850

Publishing (0.3%)
McGraw-Hill Cos., Inc. (The)	40,900	1,511,255

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	97,101	2,101,266
Jones Lang LaSalle, Inc.	3,564	275,640
Kimco Realty Corp. (R)	37,600	1,472,792
Realex Properties Corp. (Canada)	430	376
Ventas, Inc. (R)	63,000	2,829,330
		6,679,404

Restaurants (1.0%)
Burger King Holdings, Inc.	92,500	2,558,550
Jack in the Box, Inc. (NON)	80,200	2,154,974
Yum! Brands, Inc.	39,300	1,462,353
		6,175,877

Retail (5.3%)
Abercrombie & Fitch Co. Class A (SEG)	38,600	2,823,204
Advance Auto Parts, Inc.	92,400	3,146,220
Aeropostale, Inc. (NON)	73,900	2,003,429
Best Buy Co., Inc. (S)	33,300	1,380,618
Big Lots, Inc. (NON)	29,100	648,930
Brown Shoe Co., Inc.	132,000	1,989,240
Cash America International, Inc.	132,400	4,819,360
Childrens Place Retail Stores, Inc. (The) (NON) (S)	65,920	1,618,995
Costco Wholesale Corp.	17,300	1,123,981
CVS Caremark Corp.	45,600	1,847,256
Dollar Tree, Inc. (NON)	9,154	252,559
GOME Electrical Appliances Holdings, Ltd. (Hong Kong)	1,247,000	2,865,046
Kroger Co.	39,000	990,600
Lowe's Cos., Inc.	22,300	511,562
OfficeMax, Inc. (S)	146,400	2,802,096
Priceline.com, Inc. (NON) (S)	4,500	543,870
Ross Stores, Inc.	23,900	716,044
Safeway, Inc.	25,400	745,490
Staples, Inc. (S)	12,600	278,586
TJX Cos., Inc. (The)	23,800	787,066
		31,894,152

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	35,600	1,537,920

Software (3.9%)
Activision, Inc. (NON)	18,000	491,580
Adobe Systems, Inc. (NON)	80,100	2,850,759
Akamai Technologies, Inc. (NON)	51,000	1,436,160
Amdocs, Ltd. (Guernsey) (NON)	95,900	2,719,724
Autodesk, Inc. (NON)	22,200	698,856
BMC Software, Inc. (NON)	81,100	2,637,372
Informatica Corp. (NON)	90,000	1,535,400
McAfee, Inc. (NON)	64,000	2,117,760
Microsoft Corp.	189,100	5,366,658
Red Hat, Inc. (NON) (S)	168,200	3,093,198

Symantec Corp. (NON)			46,100	766,182
				23,713,649

Technology (0.4%)
Affiliated Computer Services, Inc. Class A (NON)			50,900	2,550,599

Technology Services (1.4%)
Accenture, Ltd. Class A (Bermuda)			51,400	1,807,738
eBay, Inc. (NON)			96,200	2,870,608
Fiserv, Inc. (NON)			50,200	2,414,118
Google, Inc. Class A (NON)			3,684	1,622,691
				8,715,155

Telecommunications (0.3%)
NeuStar, Inc. Class A (NON)			78,700	2,083,976

Textiles (0.2%)
Coach, Inc. (NON)			22,500	678,375
NIKE, Inc. Class B (S)			10,600	720,800
				1,399,175

Tobacco (0.3%)
Altria Group, Inc.			13,700	304,140
Loews Corp. - Carolina Group			12,200	885,110
Philip Morris International, Inc. (NON)			13,700	692,946
				1,882,196

Toys (0.4%)
Hasbro, Inc.			90,600	2,527,740

Transportation Services (0.3%)
Landstar Systems, Inc.			35,500	1,851,680

Waste Management (0.1%)
Republic Services, Inc.			26,000	760,240

Total common stocks (cost $555,807,041)				$554,776,020

WARRANTS (0.3%)(a)(NON) (cost $2,371,068)
	Expiration date	Strike Price	Warrants	Value

Genting Berhad 144A (Malaysia)	1/20/10	-	1,012,628	$2,075,887

CONVERTIBLE PREFERRED STOCKS (--%)(a) (cost $311,442)
			Shares	Value

Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
7/27/00, cost $311,442) (Private)(RES)(NON)(F)			122,060	$12

SHORT-TERM INVESTMENTS (18.1%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)			$59,056,217	$58,980,134
Putnam Prime Money Market Fund (e)			50,524,246	50,524,246

Total short-term investments (cost $109,504,380)				$109,504,380

TOTAL INVESTMENTS

Total investments (cost $667,993,931) (b)				$666,356,299

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	57	$18,867,000	Jun-08	$317,758

NOTES

(a) Percentages indicated are based on net assets of $603,432,324.

(b) The aggregate identified cost on a tax basis is $668,163,486, resulting in gross unrealized appreciation and depreciation of $44,071,553 and $45,878,740, respectively, or net unrealized depreciation of $1,807,187.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2008 was $12 or less than 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $57,363,727. The fund received cash collateral of $58,980,134 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $249,502 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $128,763,442 and $98,581,511, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $20,942,887 have been designated as collateral for structured notes and open futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns,owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$605,300,266	$317,758

Level 2	$61,056,021	$-

Level 3	$12	$-

Total	$666,356,299	$317,758

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.
The following is a reconciliation of Level 3 assets as of March 31, 2008
	Investment in Securities	Other Financial Instruments*

Balance as of December 31, 2007	$7,922	$-

Accrued discounts/premiums	$-	$-

Realized Gain / Loss	$7,391	$-

Change in net unrealized appreciation (depreciation)	$(7,910)	$-

Net Realized and Unrealized Gain (Loss)	$(519)	$-

Net Purchases / Sales	$(7,391)	$-

Net Transfers in and/or out of Level 3	$-	$-

Balance as of March 31, 2008	$12	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Discovery Growth Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 30, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 30, 2008